Organization and Principal Activities - Schedule of Report, Details of the Subsidiary Companies (Details) - 6 months ended Mar. 31, 2026	USD ($)	CNY (¥)
Nifty Holdings [Member]
Schedule of Report, Details of the Subsidiary Companies [Line Items]
Incorporated date	Nov. 23, 2021	Nov. 23, 2021
Business purpose	A holding company	A holding company
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by Ping An	100% directly owned by Ping An
Multi Ridge [Member]
Schedule of Report, Details of the Subsidiary Companies [Line Items]
Incorporated date	Oct. 11, 2013	Oct. 11, 2013
Business purpose	A holding company	A holding company
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by Nifty Holdings	100% directly owned by Nifty Holdings
New Brand [Member]
Schedule of Report, Details of the Subsidiary Companies [Line Items]
Incorporated date	Feb. 14, 2014	Feb. 14, 2014
Business purpose	Engaged in trading of yarns and finished garments	Engaged in trading of yarns and finished garments
Registered capital value	$ 1,230,769	¥ 8,000,000
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by the Multi Ridge	100% directly owned by the Multi Ridge
Pingyuan [Member]
Schedule of Report, Details of the Subsidiary Companies [Line Items]
Incorporated date	Aug. 27, 2025	Aug. 27, 2025
Business purpose	No operation	No operation
Registered capital value	$ 434,909	¥ 3,000,000
Ownership percentage	100.00%	100.00%
Ownership	100% directly owned by the Multi Ridge	100% directly owned by the Multi Ridge